Consolidated Statement of Changes in Shareholders' Equity - CAD ($) $ in Millions	Total	Contributed (Deficit) Surplus	Foreign exchange gain (loss) on translation to presentation currency	Actuarial gain on pension and other post- employment benefit obligation	Cash flow hedge reserve - unrealized gain (loss)	Accumulated other compre-hensive income	Retained earnings (Deficit)	Capital stock
Beginning Balance at Mar. 31, 2021	$ 173.8	$ 4.1	$ (0.9)	$ 75.2	$ (64.8)	$ 9.5	$ (249.3)	$ 409.5
Net income	857.7						857.7
Other comprehensive income	142.5		(15.5)	117.9	40.1	142.5
Issuance and modification of performance share units	(30.0)	(30.0)
Issuance of deferred shared units	0.7	0.7
Issuance of capital stock	976.8							976.8
Return of capital	(8.3)							(8.3)
Earnout rights	(521.3)						(521.3)
Dividends paid	(9.3)						(9.3)
Ending Balance at Mar. 31, 2022	1,582.6	(25.2)	(16.4)	193.1	(24.7)	152.0	77.8	1,378.0
Net income	298.5						298.5
Other comprehensive income	161.6		123.1	13.8	24.7	161.6
Issuance of deferred shared units	1.7	1.7
Common shares repurchased and cancelled	(553.1)						(133.5)	(419.6)
Issuance of performance and restricted share units	2.2	2.2
Dividend equivalent on earnout rights	(0.5)						(0.5)
Dividends paid	(30.7)						(30.7)
Ending Balance at Mar. 31, 2023	$ 1,462.2	$ (21.4)	$ 106.7	$ 206.9	$ 0.0	$ 313.6	$ 211.6	$ 958.4